Note 2 - Allowance for Credit Losses: Troubled Debt Restructurings on Financing Receivables (Tables)	6 Months Ended
Jun. 30, 2021
Tables/Schedules
Troubled Debt Restructurings on Financing Receivables

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	466	$893,182	$877,875
Premier Consumer Loans	100	598,628	592,019
Other Consumer Loans	2,246	8,214,149	7,799,661
Real Estate Loans	6	50,236	50,236
Sales Finance Contracts	151	867,163	838,238
Total	2,969	$10,623,358	$10,158,029

The following table presents a summary of loans that were restructured during the three months ended June 30, 2020.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	326	$526,181	$510,145
Premier Consumer Loans	70	471,275	450,836
Other Consumer Loans	1,892	7,048,324	6,436,597
Real Estate Loans	15	125,994	125,192
Sales Finance Contracts	137	598,578	565,952
Total	2,440	$8,770,352	$8,088,722

The following table presents a summary of loans that were restructured during the six months ended June 30, 2021.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	1,072	$2,030,007	$1,984,766
Premier Consumer Loans	215	1,291,060	1,248,826
Other Consumer Loans	5,189	18,663,687	17,805,933
Real Estate Loans	17	219,065	218,840
Sales Finance Contracts	359	2,226,482	2,166,463
Total	6,852	$24,430,301	$23,424,828

The following table presents a summary of loans that were restructured during the six months ended June 30, 2020.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	1,122	$1,826,042	$1,773,540
Premier Consumer Loans	233	1,546,354	1,498,776
Other Consumer Loans	5,822	19,844,595	18,474,903
Real Estate Loans	23	234,189	233,387
Sales Finance Contracts	384	1,609,026	1,534,682
Total	7,584	$25,060,206	$23,515,288

TDRs that occurred during the twelve months ended June 30, 2021 and subsequently defaulted during the three months ended June 30, 2021 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	229	$440,115
Premier Consumer Loans	25	140,585
Other Consumer Loans	868	2,012,648
Real Estate Loans	-	-
Sales Finance Contracts	60	261,049
Total	1,182	$2,854,397

TDRs that occurred during the twelve months ended June 30, 2020 and subsequently defaulted during the three months ended June 30, 2020 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	275	$380,724
Premier Consumer Loans	38	199,325
Other Consumer Loans	1,065	2,405,262
Real Estate Loans	1	1,832
Sales Finance Contracts	68	155,141
Total	1,447	$3,142,284

TDRs that occurred during the twelve months ended June 30, 2021 and subsequently defaulted during the six months ended June 30, 2021 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	459	$864,096
Premier Consumer Loans	54	314,611
Other Consumer Loans	1,647	3,818,539
Real Estate Loans	-	-
Sales Finance Contracts	98	398,710
Total	2,258	$5,395,956

TDRs that occurred during the twelve months ended June 30, 2020 and subsequently defaulted during the six months ended June 30, 2020 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	665	$961,371
Premier Consumer Loans	81	465,502
Other Consumer Loans	2,338	4,913,928
Real Estate Loans	1	1,832
Sales Finance Contracts	149	336,613
Total	3,234	$6,679,246